(Loss)/Earnings Per Share	6 Months Ended
Jun. 30, 2026
(Loss)/Earnings Per Share [Abstract]
(LOSS)/EARNINGS PER SHARE

16. (LOSS)/EARNINGS PER SHARE

Basic and diluted (loss)/earnings per share for the periods presented were calculated as follows:

	For the Six Months Ended June 30,
	2026	2025

Numerator:
Net (loss)/income attributable to the Company’s ordinary shareholders (U$’000)
Basic	(55,518)	30,253
Diluted	(55,518)	30,253

Denominator:
Weighted-average number of ordinary shares used to compute net income per share
Basic	166,916,728	163,186,914
Diluted	166,916,728	168,569,206

Basic and diluted (loss)/earnings per share ($)
Basic	(0.33)	0.19
Diluted	(0.33)	0.18

Net income per ordinary share is calculated in accordance with ASC 260 - Earnings Per Share. Basic loss or income per ordinary share is computed by dividing net loss or income by the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share for the six months ended June 30, 2026, excludes ordinary shares issuable upon conversion of the Warrants, as their inclusion would have been anti-dilutive; while the computation of diluted net income per share for the same period of 2025 includes the impact of dilutive ordinary shares issuable upon conversion of the Warrants, as the Company recorded net income for that period.